TIP FUNDS

                               TURNER TOP 20 FUND
                             TURNER TECHNOLOGY FUND
                           TURNER B2B E-COMMERCE FUND
                      TURNER WIRELESS & COMMUNICATIONS FUND
                            TURNER GLOBAL TOP 40 FUND

                        SUPPLEMENT DATED OCTOBER 12, 2000
                      TO THE PROSPECTUS DATED JUNE 30, 2000


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

                  -----------------------------------------

The following disclosure replaces the "Fund Fees and Expenses" table for the Turner Top 20 Fund on page 9 of the prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

---------------------------------------------------------- -----------------
                                                              CLASS I SHARES
---------------------------------------------------------- -----------------
Investment Advisory Fees                                          1.10%*
Distribution (12b-1) Fees                                           None
Other Expenses                                                     1.45%
---------------------------------------------------------- -----------------
    TOTAL ANNUAL FUND OPERATING EXPENSES                           2.55%
    Fee waivers and expense reimbursements                         1.20%**
---------------------------------------------------------- -----------------
    NET TOTAL OPERATING EXPENSES                                   1.35%
---------------------------------------------------------- -----------------

         *The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the S&P 500 Index, and may range from 0.70% to 1.50%, depending on the Fund's performance. Investment Advisory Fees and Net Total Operating Expenses reflected in the table above do not include the effect of any possible adjustment to the Adviser's fee.

        **The Fund's Adviser has contractually agreed to reimburse expenses in order to keep other expenses from exceeding 0.25% until January 31, 2001, and to keep total operating expenses from exceeding 1.85% in the subsequent year. The Adviser has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction to them of a portion of the Fund's brokerage transactions. It is anticipated that the Fund's expenses will continue to be reduced as a result of these arrangements, thereby reducing the amount of expenses, if any, that must be reimbursed by the Adviser to maintain the expense ceilings discussed above.

          -------------------------------------------------------------------

The following disclosure replaces the "Fund Fees and Expenses" table for the Turner Technology Fund on page 11 of the prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


---------------------------------------------------- --------------
                                                     CLASS I SHARES
---------------------------------------------------- --------------
Investment Advisory Fees                             1.10%*
Distribution (12b-1) Fees                            None
Other Expenses                                       1.45%
---------------------------------------------------- --------------
    TOTAL ANNUAL FUND OPERATING EXPENSES             2.55%
 Expense reimbursements                              1.20%**
---------------------------------------------------- --------------
    NET TOTAL OPERATING EXPENSES                     1.35%
---------------------------------------------------- --------------


        *The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the Pacific Stock Exchange Technology Index, and may range from 0.70% to 1.50%, depending on the Fund's performance. Investment Advisory Fees and Net Total Operating Expenses reflected in the table above do not include the effect of any possible adjustment to the Adviser's fee.

        **The Fund's Adviser has contractually agreed to reimburse expenses in order to keep other expenses from exceeding 0.25% until January 31, 2001, and to keep total operating expenses from exceeding 1.85% in the subsequent year. The Adviser has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction to them of a portion of the Fund's brokerage transactions. It is anticipated that the Fund's expenses will continue to be reduced as a result of these arrangements, thereby reducing the amount of expenses, if any, that must be reimbursed by the Adviser to maintain the expense ceilings discussed above.

         ---------------------------------------------------------------

         --------------------------------------------------------------

The following disclosure replaces the "Fund Fees and Expenses" table for the Turner B2B E-Commerce Fund on page 13 of the prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


----------------------------------------------------- --------------
                                                      CLASS I SHARES
----------------------------------------------------- --------------
Investment Advisory Fees                              1.10%*
Distribution (12b-1) Fees                             None
Other Expenses                                        0.50%**
----------------------------------------------------- --------------
    TOTAL ANNUAL FUND OPERATING EXPENSES              1.60%
 Expense reimbursements                               0.25%
----------------------------------------------------- --------------
    NET TOTAL OPERATING EXPENSES                      1.35%***
----------------------------------------------------- --------------

        * The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the Pacific Stock Exchange Technology Index, and may range from 0.70% to 1.50%, depending on the Fund's performance. Investment Advisory Fees and Net Total Operating Expenses reflected in the table above do not include the effect of any possible adjustment to the Adviser's fee.

        ** Other Expenses are estimated for the current year.

        ***The Fund's Adviser has contractually agreed to reimburse expenses in order to keep total operating expenses from exceeding 1.35% until June 30, 2001, and from exceeding 1.85% in the subsequent year. The Adviser has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction to them of a portion of the Fund's brokerage transactions. It is anticipated that the Fund's expenses will continue to be reduced as a result of these arrangements, thereby reducing the amount of expenses, if any, that must be reimbursed by the Adviser to maintain the expense ceilings discussed above.

        ---------------------------------------------------------------

         --------------------------------------------------------------

The following disclosure replaces the "Fund Fees and Expenses" table for the Turner Wireless & Communications Fund on page 15 of the prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


--------------------------------------------------- --------------
                                                    CLASS I SHARES
--------------------------------------------------- --------------
Investment Advisory Fees                            1.10%*
Distribution (12b-1) Fees                           None
Other Expenses                                      0.50%**
--------------------------------------------------- --------------
    TOTAL ANNUAL FUND OPERATING EXPENSES            1.60%
 Expense reimbursements                             0.25%
--------------------------------------------------- --------------
    NET TOTAL OPERATING EXPENSES                    1.35%***
--------------------------------------------------- --------------

        * The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the Pacific Stock Exchange Technology Index, and may range from 0.70% to 1.50%, depending on the Fund's performance. Investment Advisory Fees and Net Total Operating Expenses reflected in the table above do not include the effect of any possible adjustment to the Adviser's fee.

        ** Other Expenses are estimated for the current fiscal year.

        ***The Fund's Adviser has contractually agreed to reimburse expenses in order to keep total operating expenses from exceeding 1.35% until June 30, 2001, and from exceeding 1.85% in the subsequent year. The Adviser has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction to them of a portion of the Fund's brokerage transactions. It is anticipated that the Fund's expenses will continue to be reduced as a result of these arrangements, thereby reducing the amount of expenses, if any, that must be reimbursed by the Adviser to maintain the expense ceilings discussed above.

        ---------------------------------------------------------------

         --------------------------------------------------------------

The following disclosure replaces the "Fund Fees and Expenses" table for the Turner Global Top 40 Fund on page 17 of the prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------- --------------
                                                        CLASS I SHARES
------------------------------------------------------- --------------
Investment Advisory Fees                                1.10%*
Distribution (12b-1) Fees                               None
Other Expenses                                          0.65%**
------------------------------------------------------- --------------
    TOTAL ANNUAL FUND OPERATING EXPENSES                1.65%
 Expense reimbursements                                 0.25%***
------------------------------------------------------- --------------
    NET TOTAL OPERATING EXPENSES                        1.40%
------------------------------------------------------- --------------

        * The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the Pacific Stock Exchange Technology Index, and may range from 0.70% to 1.50%, depending on the Fund's performance. Investment Advisory Fees and Net Total Operating Expenses reflected in the table above do not include the effect of any possible adjustment to the Adviser's fee.

        ** Other Expenses are estimated for the current fiscal year.

        ***The Fund's Adviser has contractually agreed to reimburse expenses in order to keep other expenses from exceeding 0.40% until June 30, 2001, and to keep total operating expenses from exceeding 1.90% in the subsequent year. The Adviser has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction to them of a portion of the Fund's brokerage transactions., It is anticipated that the Fund's expenses will continue to be reduced as a result of these arrangements, thereby reducing the amount of expenses, if any, that must be reimbursed by the Adviser to maintain the expense ceilings discussed above.

         ---------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


TUR-B-030-06000